Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring Charges [Abstract]
Activities in restructuring reserves

	2009 Restructuring Charge	2008 Restructuring Charge
Original accrual	$—	$91
Utilized in 2008	—	(12)
Adjusted in 2008	—	(1)

Balance as of December 31, 2008	—	78
Original accrual	56	—
Utilized in 2009	(8)	(38)

Balance as of December 31, 2009	48	40
Utilized in 2010	(22)	(27)

Balance as of December 31, 2010	26	13
Utilized in 2011	(24)	(10)

Balance as of December 31, 2011	$2	$3